Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford U.S. Discovery Fund

	Shares	Value
COMMON STOCKS — 99.3%
ISRAEL — 1.8%
JFrog Ltd.*	2,777	$74,840

UNITED STATES — 97.5%
Adaptimmune Therapeutics PLC ADR*	10,581	21,797
AeroVironment, Inc.*	1,077	101,389
Ambarella, Inc.*	1,057	110,900
American Well Corp., Class A *	8,001	33,684
Avalara, Inc.*	381	37,913
Axon Enterprise, Inc.*	996	137,179
Bandwidth, Inc., Class A *	971	31,451
Benefitfocus, Inc.*	4,376	55,225
Berkeley Lights, Inc.*	2,423	17,228
Blackline, Inc.*	1,309	95,845
Calix, Inc.*	836	35,873
Cardlytics, Inc.*	1,486	81,700
Cargurus, Inc.*	2,460	104,452
CEVA, Inc.*	1,105	44,918
Chegg, Inc.*	1,787	64,832
Codexis, Inc.*	6,587	135,824
CS Disco, Inc.*	1,628	55,303
CyberArk Software Ltd.*	890	150,187
Denali Therapeutics, Inc.*	1,038	33,392
Digimarc Corp.*	1,598	42,139
Everbridge, Inc.*	1,162	50,710
EverQuote, Inc., Class A *	4,751	76,871
Expensify, Inc., Class A *	2,371	41,635
Freshpet, Inc.*	641	65,792
HashiCorp, Inc., Class A *	794	42,876
IPG Photonics Corp.*	557	61,136
iRobot Corp.*	1,130	71,642
Kaleido Biosciences, Inc.*	6,004	9,907
LendingTree, Inc.*	562	67,255
LiveRamp Holdings, Inc.*	3,018	112,843
Novanta, Inc.*	614	87,366
Novocure Ltd.*	1,234	102,237
Pacira BioSciences, Inc.*	1,691	129,057
Precision BioSciences, Inc.*	4,887	15,052
Progyny, Inc.*	1,054	54,176
Q2 Holdings, Inc.*	1,431	88,221
Quanterix Corp.*	2,423	70,727
Redfin Corp.*	1,693	30,542
Rubius Therapeutics, Inc.*	2,425	13,362
Schrodinger, Inc.*	1,542	52,613
Shockwave Medical, Inc.*	783	162,363
Sprout Social, Inc., Class A *	1,847	147,982
STAAR Surgical Co.*	1,265	101,086
Stitch Fix, Inc., Class A *	2,668	26,867
Stratasys Ltd.*	2,068	52,507
Sutro Biopharma, Inc.*	5,815	47,799
Tabula Rasa HealthCare, Inc.*	2,492	14,354
Tandem Diabetes Care, Inc.*	882	102,568
Teladoc Health, Inc.*	703	50,707
TransMedics Group, Inc.*	2,677	72,118
Trupanion, Inc.*	1,439	128,244
Upwork, Inc.*	4,683	108,833
Varonis Systems, Inc.*	1,708	81,198
Veeco Instruments, Inc.*	2,342	63,679
Xencor, Inc.*	2,434	64,939

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford U.S. Discovery Fund

	Shares	Value
UNITED STATES (continued)
Zuora, Inc., Class A *	8,772	$131,405
		3,991,900
TOTAL INVESTMENTS — 99.3% (cost $4,327,520)		$4,066,740
Other assets less liabilities — 0.7%		27,523
NET ASSETS — 100.0%		$4,094,263

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$4,066,740	$—	$—	$4,066,740
Total	$4,066,740	$—	$—	$4,066,740

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.